Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year(1)	SCT Total Compensation for PEO (Mr. Kern)	CAP to PEO (Mr. Kern)(4)	SCT Total Compensation for PEO (Ms. Gorin)	CAP to PEO (Ms. Gorin)	Average SCT Total for Non-PEO NEOs	Average CAP to Non-PEO NEOs(4)	Total Share-holder Return(2)	Peer Group Total Share-holder Return(2)	Net Income (millions)	Stock Price Perfor-mance(3)

2024	$485,497	($116,520,044)	$24,934,592	$37,341,056	$7,036,569	$11,479,647	$172.98	$158.48	$1,224	23%
2023	$1,009,900	$158,967,169	N/A	N/A	$4,998,441	$13,084,343	$140.92	$118.93	$688	73%
2022	$1,094,473	($235,842,293)	N/A	N/A	$7,743,883	($6,052,486)	$81.33	$81.50	$343	(52)%
2021	$296,247,749	$382,114,030	N/A	N/A	$5,343,670	$16,835,835	$167.78	$134.41	$15	36%
2020	$4,200,686	$9,448,369	N/A	N/A	$3,143,963	$10,476,047	$122.92	$137.32	($2,728)	22%

Named Executive Officers, Footnote	Non-PEO NEOs. For 2020 and 2021, the Non-PEO NEOs were Messrs. Diller, Hart, Dzielak, and Soliday. For 2022, the Non-PEO NEOs were the same executives, plus Ms. Whalen. For 2023 and 2024, the Non-PEO NEOs were Messrs. Diller, Dzielak, and Soliday and Ms. Whalen.
Adjustment To PEO Compensation, Footnote
2024 Reconciliation of SCT Total to CAP Total — for PEOs

Name	SCT Total Compensation	-	Grant Date Fair Value of Awards Granted During Year(i)	+	Value of Equity Calculated Using SEC Specified Methodology(ii)(iii)	=	CAP Total

Mr. Kern	$485,497	(-)	—	(+)	($117,005,541)	(=)	($116,520,044)
Ms. Gorin	$24,934,592	(-)	$23,123,760	(+)	$35,530,224	(=)	$37,341,056
Represents the value of equity calculated according to the SEC’s specified CAP methodology. As described above, when calculating CAP for our 2024 PEOs (Mr. Kern and Ms. Gorin) and the 2024 average CAP for the Non-PEO NEOs as a group, the value of included equity is calculated by adding or subtracting the various items reflected in the following tables:
2024 CAP Fair Value of Equity Calculation — for PEOs

PEO	YE Value of Current Year Awards Outstanding as of YE	+	Change in Value as of YE for Prior Year Awards Outstanding as of YE	+	Change in Value as of Vesting Date for Prior Awards That Vested During the Year	+	Value as of Vesting Date for Current Year Awards That Vested During the Year	-	Value as of Prior YE for Prior Year Awards Forfeited During the Year	+	Incremental Value of Prior Year Awards Modified During the Year	=	Value of Equity for CAP Purposes

Mr. Kern	—	(+)	($88,048,660)	(+)	($28,956,880)	(+)	—	(-)	—	(+)	—	(=)	($117,005,541)
Ms. Gorin	$27,862,298	(+)	$3,581,957	(+)	$1,787,694	(+)	$2,190,114	(-)	$1,035,949	(+)	$1,144,110	(=)	$35,530,224

Non-PEO NEO Average Total Compensation Amount	$ 7,036,569	$ 4,998,441	$ 7,743,883	$ 5,343,670	$ 3,143,963
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,479,647	13,084,343	(6,052,486)	16,835,835	10,476,047
Adjustment to Non-PEO NEO Compensation Footnote
2024 Reconciliation of SCT Total to CAP Total — for Non-PEO NEOs (Average)

Avg. SCT Total Compensation	-	Avg. Grant Date Fair Value of Awards Granted During Year(i)	+	Avg. Value of Equity Calculated Using SEC Specified Methodology(ii)(iii)	=	Avg. CAP Total

$7,036,569	(-)	$6,129,981	(+)	$10,573,058	(=)	$11,479,647
2024 CAP Fair Value of Equity Calculation — for Non-PEO NEOs (Average)

Avg. YE Value of Current Year Awards Outstanding as of YE	+	Avg. Change in Value as of YE for Prior Year Awards Outstanding as of YE	+	Avg. Change in Value as of Vesting Date for Prior Awards That Vested During the Year	+	Avg. Value as of Vesting Date for Current Year Awards That Vested During the Year	-	Avg. Value as of Prior YE for Prior Year Awards Forfeited During the Year	+	Avg. Incremental Value of Prior Year Awards Modified During the Year	=	Avg. Value of Equity for CAP Purposes

$7,413,279	(+)	$3,453,034	(+)	($975,794)	(+)	$541,705	(-)	$179,659	(+)	$320,493	(=)	$10,573,058

Equity Valuation Assumption Difference, Footnote
(iii) Equity valuation assumptions: Time-vested stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Market-based restricted share units, market-based stock options, and market-based performance share units grant date fair values are calculated based on Monte Carlo simulations as of the grant date. Adjustments have been made to the inputs of Monte Carlo simulations using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Time-vested restricted share unit grant date fair values are calculated using the stock price as of the grant date. Adjustments have been made using the stock price as of year-end and as of each vest date.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

2024 Most Important Measures

Stock Price Performance
Adjusted EBITDA
Operational Efficiency

Total Shareholder Return Amount	$ 172.98	140.92	81.33	167.78	122.92
Peer Group Total Shareholder Return Amount	158.48	118.93	81.50	134.41	137.32
Net Income (Loss)	$ 1,224,000,000	$ 688,000,000	$ 343,000,000	$ 15,000,000	$ (2,728,000,000)
Company Selected Measure Amount	0.23	0.73	(0.52)	0.36	0.22
Additional 402(v) Disclosure	Value of fixed investments methodology. Assumes a hypothetical $100 investment on December 31, 2019 and reflects the cumulative total return to holders of Expedia Group’s common stock and the cumulative total returns of the RDG (Research Data Group) Internet Composite Index, which is the industry peer group included in the Stock Performance Graph in our Annual Report on Form 10-K for the year December 31, 2024.
(3)Stock Price Performance. Reflected as a percentage calculated by dividing the difference between (i) the closing price of one share of Expedia Group common stock on the last trading day of the applicable fiscal year and (ii) the price on the last trading day of the prior fiscal year, by the closing price of the share on the last trading day of the prior fiscal year.
(4)Compensation Actually Paid (CAP). The dollar amounts reported represent the amount of “compensation actually paid” ("CAP"), as computed in accordance with SEC rules and do not reflect the actual amount of compensation earned or received by or paid to our named executive officers during the applicable fiscal year. For 2024, the following adjustments were made to the applicable SCT totals to calculate CAP amounts:
	Represents the amounts reported in the Stock Awards and Option Awards columns of the SCT for the applicable fiscal year. As described above with regard to the SEC’s definitions, when calculating CAP these amounts are first deducted from the SCT Total for the relevant fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Stock Price Performance
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Operational Efficiency
Kern [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 485,497	$ 1,009,900	$ 1,094,473	$ 296,247,749	$ 4,200,686
PEO Actually Paid Compensation Amount	(116,520,044)	$ 158,967,169	$ (235,842,293)	$ 382,114,030	$ 9,448,369
Gorin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	24,934,592
PEO Actually Paid Compensation Amount	37,341,056
PEO | Kern [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Kern [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(117,005,541)
PEO | Kern [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Kern [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(88,048,660)
PEO | Kern [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Kern [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,956,880)
PEO | Kern [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Kern [Member] | Equity Awards Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Gorin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,123,760)
PEO | Gorin [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,530,224
PEO | Gorin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,862,298
PEO | Gorin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,581,957
PEO | Gorin [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,190,114
PEO | Gorin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,787,694
PEO | Gorin [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,035,949)
PEO | Gorin [Member] | Equity Awards Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,144,110
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,129,981)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,573,058
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,413,279
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,453,034
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	541,705
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(975,794)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(179,659)
Non-PEO NEO | Equity Awards Modified During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 320,493